THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

                            FROST GROWTH EQUITY FUND
                            FROST VALUE EQUITY FUND
                           FROST MID CAP EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                       FROST CONSERVATIVE ALLOCATION FUND
                         FROST MODERATE ALLOCATION FUND
                        FROST AGGRESSIVE ALLOCATION FUND
                  (EACH, A "FUND," AND TOGETHER, THE "FUNDS")

                         SUPPLEMENT DATED MARCH 8, 2017
   TO THE INSTITUTIONAL CLASS SHARES PROSPECTUS AND THE INVESTOR CLASS SHARES
           PROSPECTUS, EACH DATED NOVEMBER 28, 2016, AS SUPPLEMENTED
        NOVEMBER 29, 2016 AND FEBRUARY 6, 2017 (THE "PROSPECTUSES") AND
       THE STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 28, 2016,
             AS SUPPLEMENTED NOVEMBER 29, 2016 AND FEBRUARY 6, 2017
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

I. Messrs. Brad Thompson, Justin Hopkins, R. David Telling, Alan Tarver, Tom Bergeron, AB Mendez, Bob Bambace and Andrew Duncan no longer serve as portfolio managers of the Funds. Accordingly, the Prospectuses and SAI are hereby amended and supplemented as follows:

1. THE "PORTFOLIO MANAGERS" SUMMARY SECTIONS OF THE PROSPECTUSES ARE HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

      a)   FROST GROWTH EQUITY FUND

      PORTFOLIO MANAGER

      John Lutz, CFA, Senior Research Analyst and Senior Fund Manager at Frost, has been the portfolio manager for the Fund since its inception in 2008. Mr. Lutz is supported by a team of appropriately trained, qualified analysts and traders.

      b)   FROST VALUE EQUITY FUND

      PORTFOLIO MANAGER

      Craig Leighton, CFA, Senior Research Analyst and Senior Fund Manager at Frost, has been the portfolio manager for the Fund since 2012. Mr. Leighton is supported by a team of appropriately trained, qualified analysts and traders.

      c)   FROST MID CAP EQUITY FUND

      PORTFOLIO MANAGER

      Tom L. Stringfellow, CFA, CFP, CPA, CIC, President, CIO and Senior Fund Manager at Frost, has been the portfolio manager for the Fund since 2015. Mr. Stringfellow is supported by a team of appropriately trained, qualified analysts and traders.

      d)   FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

      PORTFOLIO MANAGERS

      Harris L. Kempner, Jr., President of KCM, has served on the portfolio team for the Fund since its inception in 2008.

      M. Shawn Gault, Vice President of KCM, has served on the portfolio team for the Fund since its inception in 2008.

      e)   FROST CONSERVATIVE ALLOCATION FUND

      PORTFOLIO MANAGER

      Tom L. Stringfellow, CFA, CFP, CPA, CIC, President, CIO and Senior Fund Manager at Frost, has been the portfolio manager for the Fund since its inception in 2011. Mr. Stringfellow is supported by a team of appropriately trained, qualified analysts and traders.

      f)   FROST MODERATE ALLOCATION FUND

      PORTFOLIO MANAGER

      Tom L. Stringfellow, CFA, CFP, CPA, CIC, President, CIO and Senior Fund Manager at Frost, has been the portfolio manager for the Fund since its inception in 2008. Mr. Stringfellow is supported by a team of appropriately trained, qualified analysts and traders.

      g)   FROST AGGRESSIVE ALLOCATION FUND

      PORTFOLIO MANAGER

      Tom L. Stringfellow, CFA, CFP, CPA, CIC, President, CIO and Senior Fund Manager at Frost, has been the portfolio manager for the Fund since its inception in 2014. Mr. Stringfellow is supported by a team of appropriately trained, qualified analysts and traders.

2. THE FIRST TWO SENTENCES OF THE PARAGRAPHS REGARDING MR. STRINGFELLOW IN THE "PORTFOLIO MANAGERS" SECTIONS OF THE PROSPECTUSES ARE HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

      a)   INVESTOR CLASS PROSPECTUS

      Tom L. Stringfellow, CFA, CFP, CPA, CIC, President and CIO at Frost, serves as Senior Fund Manager of the Frost Mid Cap Equity Fund, the Frost Conservative Allocation Fund, the Frost Moderate Allocation Fund and the Frost Aggressive Allocation Fund. Mr. Stringfellow is jointly and primarily responsible for the day-to-day management of the Frost Mid Cap Equity Fund, the Frost Conservative Allocation Fund, the Frost Moderate Allocation Fund and the Frost Aggressive Allocation Fund.

      b)   INSTITUTIONAL CLASS PROSPECTUS

      Tom L. Stringfellow, CFA, CFP, CPA, CIC, President and CIO at Frost, serves as Senior Fund Manager of the Frost Mid Cap Equity Fund and the Frost Moderate Allocation Fund. Mr. Stringfellow is jointly and primarily responsible for the day-to-day management of the Frost Mid Cap Equity Fund and the Frost Moderate Allocation Fund.

3. ALL OTHER REFERENCES TO MESSRS. BRAD THOMPSON, JUSTIN HOPKINS, R. DAVID TELLING, ALAN TARVER, TOM BERGERON, AB MENDEZ, BOB BAMBACE AND ANDREW DUNCAN IN THE PROSPECTUSES AND SAI ARE HEREBY DELETED.

II. The last sentence of the first paragraphs in the "Investment Adviser" sections of the Prospectuses and SAI is hereby deleted and replaced with the following:

      As of January 31, 2017, the Adviser had approximately $3.4 billion in assets under management.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 FIA-SK-042-0100